Right-of-use assets and associated liabilities	12 Months Ended
Dec. 31, 2022
Right of use and associated liabilities [Abstract]
Disclosure of right of use and associated liabilities [Text Block]
3.7 RIGHT-OF-USE ASSETS AND ASSOCIATED LIABILITIES
Set out below are movements in right-of-use assets in the balance sheet:

MOVEMENTS (Million euro)	LAND	BUILDINGS	VEHICLES	PLANT AND MACHINERY	OFFICE EQUIPMENT AND OTHER	TOTAL
BALANCE AT 12/31/2022	13	77	61	29	3	183
Additions	2	16	34	30	5	87
Disposals	2	3	1	(2)	(1)	3
Transfers and other	(2)	6	—	(2)	—	2
Depreciation/amortization	(1)	(15)	(27)	(20)	(2)	(65)
Scope changes	(2)	(4)	(5)	(1)	—	(12)
Foreign exchange effect	—	—	(1)	(1)	—	(2)
BALANCE AT 12/31/2023	12	83	63	33	5	196
Additions	26	25	61	27	4	143
Disposals	—	(7)	(4)	(6)	—	(17)
Transfers and other	—	1	1	4	(1)	5
Depreciation/amortization	(4)	(24)	(41)	(20)	(4)	(93)
Scope changes	(3)	—	—	—	—	(3)
Foreign exchange effect	1	2	3	1	—	7
BALANCE AT 12/31/2024	32	80	83	39	4	238
The most significant variations under this heading relate to additions totaling EUR 143 million (EUR 87 million in 2023), of which EUR 109 million (EUR 72 million in 2023) correspond to the Construction Division leases.
Movements in lease liabilities are set out below:

LEASE LIABILITIES
BALANCE AT 12/31/2022	184
Additions under new leases	97
Associated financial expenses	14
Payments	(87)
Foreign exchange effect	(1)
Consolidation scope changes and other	(7)
BALANCE AT 12/31/2023	200
Additions under new leases	143
Associated financial expenses	12
Payments	(104)
Foreign exchange effect	7
Consolidation scope changes and other	(13)
BALANCE AT 12/31/2024	245
Short-term lease liabilities 2024	80
Long-term lease liabilities 2024	165
Set out below are future maturities of lease liabilities in each business area at December 31, 2024:

	2025	2026	2027	2028	2029	2030 and beyond	TOTAL
Corporation	3	3	3	3	3	11	26
Construction	68	44	27	14	8	24	185
Toll Roads	2	2	—	—	—	—	4
Other	7	4	1	—	—	18	30
TOTAL LEASE LIABILITIES	80	53	31	17	11	53	245
At December 31, 2024 lease expenses recognized in operating profit/(loss) reached EUR 257 million (EUR 251 million in 2023 and EUR 257 million in 2022), relating to the following items:
a.    Expenses under agreements which though meeting the definition of a lease under IFRS 16, qualify for the exemptions granted by the standard for short-term leases, and leases for which the underlying asset is of low value. Given the nature of the Group’s business, assets are normally leased to carry out various phases of a project for periods of less than one year or are considered to have a low value (below EUR 5,000).
b.    Agreements that are not leases as defined in IFRS 16 as they do not convey the right to control the use of an identified asset or even if an asset is specified, the supplier has the substantive right to substitute the asset throughout the period of use. This is especially frequent in construction projects.